[Letterhead of Wachtell, Lipton, Rosen & Katz]

May 4, 2006

VIA EDGAR AND HAND DELIVERY

Todd K. Schiffman, Esq.
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0005

Re:
NYSE Group, Inc.
Amendment No. 3 to Registration Statement on Form S-1
Filed April 25, 2006
File No. 333-132390

Dear Mr. Schiffman:

        On behalf of NYSE Group, Inc. ("NYSE Group" or the "Company"), set forth below are responses to the comments of the Staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "SEC") that appeared in Mr. Schiffman's letter, dated May 1, 2006, with respect to the filing referenced above. For the Staff's convenience, the text of the Staff's comments is set forth below in bold followed in each case by the Company's response.

        With this letter, NYSE Group is filing Amendment No. 4 ("Amendment No. 4") to its Registration Statement on Form S-1 (the "Registration Statement"). All page references in the responses set forth below are to the pages of Amendment No. 4. Terms not otherwise defined in this letter shall have the meanings set forth in Amendment No. 4.

Management's Discussion and Analysis of Financial Condition and Results of Operations of NYSE Group and the NYSE, page 42

1.
We note your response to comment 8 from our letter dated April 21, 2005 and revised disclosures on pages 57 and F-35. Please revise your analysis of the results of operations for the year ended December 31, 2005 versus the year ended December 31, 2004 to include the effect of tax credits on net income and the income tax provision. Additionally, please disclose the nature and type of the tax credits and your expectation of the effect of tax credits on future financial results.

  Response: The disclosure on page 57 has been revised to reflect the Staff's comment.

Management's Discussion and Analysis of Financial Condition and Results of Operations of Archipelago

General

2.
We note your response to comment 18 from our letter dated April 21, 2006. Please revise to remove the disclosures referring to gross margin on pages 70 and 74.

  Response: In response to the Staff's comment, the disclosure on pages 70 and 74 have been revised to remove the language referring to gross margin.

Business, page 109

3.
We note your response to comment 11 from our letter dated April 21, 2006. Please revise to describe the regulatory fine process. Please include information to illustrate how the process is initiated through the final determination and assessment of a fine.

  Response: In response to the Staff's comment, the disclosure beginning on page 144 has been revised to describe the regulatory fine process.

4.
We note your response to comment 11 from our letter dated April 21, 2006. Please revise to describe the self-funding nature of your regulatory group including how regulatory fines are considered in your regulatory fee structure and your overall financial planning. For example, please clarify whether you adjust the amount of the regulatory fees you charge based on the amount of fines you assess.

  Response: In response to the Staff's comment, the disclosure beginning on page 145 has been revised to describe the self-funding nature of NYSE Regulation.

5.
We note your response to comment 12 from our letter dated April 21, 2006. Please revise to disclose how you manage and analyze your financial results including how you determine the prices for your services, determine the proper cost structure, and manage the overall profitability of your business.

  Response: In response to the Staff's comment, the disclosure on page 45 has been revised.

New York Stock Exchange, Inc. Financial Statements

Consolidated Statements of Income, page F-8

6.
We recognize that your presentation of the results of operations is consistent with what appears to be an industry practice that has developed. We believe this industry practice conflicts with the guidance set forth in Article 5 of Regulation S-X. We will continue to consider what steps, if any, should be taken to rectify the departure from Regulation S-X. Based upon the representations you have provided to us regarding the undue burden to comply with Regulation S-X, we do not object to your presentation of the results of your operations at this time.

  Response: The Company understands the Staff's focus on seeking an appropriate presentation under Rule 5-03 of Regulation S-X and will continue to work cooperatively with the Staff in this regard.

7.
We note your response to comment 11 from our letter dated April 21, 2006. Although we understand that you expect to earn fines on a continuous basis, it appears that you have no control over the amount of fines assessed. We note that although you classify regulatory fines as revenues, you continue to label the fines as "income", which does not appear consistent with the other types of revenue you earn. We continue to believe that regulatory fines should be classified outside of revenues, although we do not object to these fines being considered an operating gain. Please revise.

  Response: The Company has revised its disclosure to address the Staff's comment.

8.
We note your response to comment 11 from our letter dated April 21, 2006 and your revised disclosure on page 49. You state in your response that the SEC required that the regulatory arm be self-funded and fine income is one input to that self-funding. You also disclose that regulatory fines are used for regulatory purposes. Please tell us whether any of your cash is restricted as to withdrawal or usage. If so, please revise to disclose the provisions of any restrictions in your notes to the financial statements. Refer to Rule 5.02(1) of Regulation S-X.

  Response: The Staff is supplementally advised that, in the NYSE's proposed rule change on Form 19b-4 in connection with the merger of the NYSE and Archipelago (which rule change was approved), no assets of, and no regulatory fees, fines or penalties collected by NYSE Regulation will be distributed or otherwise used by the rest of NYSE Group. In addition, as noted in the Form 19b-4, the NYSE represented that, in the future, it will file with the SEC a proposed rule change as to NYSE Regulation's use of regulatory fees, fines and penalties. As a result, in accordance with Rule 5.02(1) of Regulation S-X, due to the "company statements of intention with regard to particular deposits" as noted, the Company will have placed restrictions on cash in relation to regulatory fees, fines or penalties collected as of the merger date of March 7, 2006. Going forward, the use of regulatory fees, fines and penalties will be considered restricted.

  Beginning with its quarterly report on Form 10-Q for the three months ended March 31, 2006, the Company will assess the amount of restricted cash at the date of the balance sheet, the impact of such amount of restricted cash on its cash flows, and the related materiality when presenting its financial statements.

9.
If the amount of restricted cash is material, please separately present the amount on the face of your statements of financial condition and make conforming changes to the statement of cash flows to explain the change during the periods presented in non-restricted cash and cash equivalents. Refer to paragraph 7 of SFAS 95.

  Response: As noted in the Company's response number 8, beginning with its quarterly report on Form 10-Q for the three months ended March 31, 2006, the Company will assess the amount of restricted cash at the date of the balance sheet, the impact of such amount of restricted cash on its cash flows, and the related materiality when presenting its financial statements.

10.
We note your response to comment 15 from our letter dated April 21, 2006 and your disclosure in note 3 to your financial statements. We still do not see all of the disclosures required by paragraph 20 of SFAS 146. Please revise your notes to the financial statements to disclose the following:

  •
  a description of the exit activity, including the facts and circumstances leading to the expected activity and the expected completion date;

  •
  for each major type of cost associated with the activity:

  •
  the total amount expected to be incurred in connection with the activity, the amount incurred in the period, and the cumulative amount incurred to date, and

  •
  a reconciliation of the beginning and ending liability balances showing separately the changes during the period attributable to costs incurred and charged to expense, costs paid or otherwise settled, and any adjustments to the liability with an explanation of the reasons therefore;

  •
  the line item in the income statement in which the costs in (b) above are aggregated;

  •
  for each reportable segment, the total amount of costs expected to be incurred in connection with the activity, the amount incurred in the period, and the cumulative amount incurred to date, net of any adjustments to the liability with an explanation of the reasons therefore; and

  •
  if a liability for a cost associated with the activity is not recognized because fair value cannot be reasonably estimated, that fact and the reasons therefore.

  Response: In response to the Staff's comment, the disclosure on page F-16 has been revised.

Note 14—Detail of Certain Financial Statement Accounts, page F-35

11.
Please revise to remove the disclosure that tax recoveries are included in investment and other income since the amounts are now presented in the provision for income taxes.

  Response: In response to the Staff's comment, the Company has removed the disclosure related to tax recoveries on page F-35.

Archipelago Holdings Inc. Financial Statements

Consolidated Statement of Operations, page F-42

12.
We note your response to comment 20 from our letter dated April 21, 2006. Please tell us if there were any material gains or losses presented in the miscellaneous other income, net line item included in your response.

  Response: The Staff is supplementally advised that there are no material gains and losses presented in the miscellaneous other income, net, line item included in the Company's previous response.

13.
We note your response to comment 21 from our letter dated April 21, 2006. Please tell us how you analyzed each of the factors described in paragraphs 7-17 of EITF 99-19 to determine that the activity assessment fee cash flows received from equity trading permit holders and remitted to PCX Equities should be reported on a net basis in your income statement in periods prior to Archipelago's acquisition of PCX Holdings.

  Response: The Staff is supplementally advised that, in determining that the activity assessment fee cash flows received from equity trading permit holders and remitted to PCX Equities should be reported on a net basis in Archipelago's income statement in periods prior to Archipelago's acquisition of PCX Holdings, management of Archipelago analyzed the factors described in paragraph 7-17 of EITF 99-19 as follows:

  A.
  Primary Obligor in the Arrangement

  The counterparties to a trade of equity securities matched on the Archipelago system or routed out by Archipelago to another trading venue were responsible for the settlement and clearing of such transactions, and Archipelago had no responsibility in this regard, except for certain trades routed out to another trading venue where Archipelago was exposed to an element of settlement risk. The counterparties recorded these positions on their books and records, and Archipelago did not.

  However, when considering trade execution as the arrangement referred to this criterion, management believed that Archipelago was the primary obligor, which supported the gross presentation of execution fees on Archipelago's income statement with liquidity payments reported as an expense.

  As for activity assessment fees, Archipelago was the exclusive equity trading facility of PCX Equities, the self-regulatory organization responsible for the remittance of Section 31 fees. Indeed, with respect to the requirements of holding an Equity Trading Permit, PCX Equities Rule 2.17 states the following:

    Securities and Exchange Commission Registration Fee: Section 31 of the Securities Exchange Act of 1934 imposes upon every national securities exchange the payment of a fee of 1/307th of 1 percentum of the aggregate dollar amount of the sales of securities transacted on the exchange, subject to some limitations. There shall be paid to the Corporation [Note: the term "Corporation" is defined in Rule 1 to mean PCX Equities, Inc., a wholly-owned subsidiary of the Pacific Exchange, Inc.] by each ETP Holder in such manner and at such times as the Corporation shall direct, Section 31 fees equal to the sum of one cent for each $307 or fraction thereof of the aggregate dollar amount of the sales of securities transacted by it through the Corporation, except in respect of transactions in securities which are direct obligations of or guaranteed as to principal or interest by the United States, or such securities issued, or obligations guaranteed by corporations in which the United States has a direct or indirect interest as may be designated for exemption therefrom by the Secretary of the Treasury.

  Archipelago therefore did not have the risks and rewards as principal in the activity assessment aspect of the transaction and, based on that assessment, Archipelago recorded net revenue based on the amount retained (that is, the amount billed to the customer less the activity assessment fee paid to PCX Equities).

  B.
  General Inventory Risk

  This criterion does not appear to be applicable to the case at hand because trade execution and activity assessment cannot be inventoried.

  C.
  Latitude in Establishing Price

  With respect to activity assessment fees, Archipelago did not have latitude in establishing price because the billing for activity assessment fees was a function of the Section 31 fee rate established by Congress and enforced by the SEC, as well as the aggregate dollar amount of the sales of securities transacted or routed out to other market centers. The fee rate was fixed and the aggregate dollar amount of the sales of securities was inherent to the trades submitted by counterparties with no intervention from Archipelago.

  Archipelago also noted that it earned a stated transaction fee billed to a customer, which provided another indication that revenue should be recorded net based on the amount retained.

  D.
  Changing the Product or Performing Part of the Services; Involvement in the Determination of Product or Service Specifications

  Sales of securities were executed on Archipelago's system or execution was performed on the Archipelago system as well as on a third-party system to which the order was routed. Archipelago provided customers with different options to gain access to its system and order types to execute transactions.

  E.
  Discretion in Supplier Selection

  In order to trade on the Archipelago system, users had to apply for an Equity Trading Permit or be a sponsored participant of an Equity Trading Permit holder. In order to become an Equity Trading Permit holder, a market participant had to apply for such permit exclusively with PCX Equities.

  Similarly, Archipelago billed activity assessment fees on behalf of PCX Equities and transferred Section 31 fees exclusively to PCX Equities for remittance to the SEC.

  F.
  Physical Loss Inventory Risk (After Customer Order or During Shipping)

  This criterion does not appear to be applicable because trade execution and activity assessment cannot be inventoried.

  G.
  Credit Risk

  Archipelago did not have credit risk in relation to activity assessment fees because the related balances were transferred directly from the customer's account at the Depositary Trust Clearing Corporation (DTCC) to PCX Equities for subsequent remittance to the SEC.

  In the improbable scenario of a customer's maintaining insufficient balances on its DTCC account, the credit risk would have been the responsibility of PCX Equities, the self-regulatory organization.

  Conclusion

  Based on the above analysis, the Company respectfully submits that the preponderance of the evidence supports net accounting for activity assessment cash flows in Archipelago's income statement when applying the indicators outlined in paragraph 7-17 of EITF 99-19. Management of Archipelago consulted with Archipelago's independent auditors regarding this matter. Based upon the above described facts, they concurred with this accounting analysis.

*        *        *

        Please contact the undersigned at (212) 403-1327 or my colleague David Lam at (212) 403-1394 with any questions regarding this matter.

Very truly yours,
/s/ DAVID C. KARP
David C. Karp

Enclosures

cc:	Gregory Dundas Mike Volley Donald Walker Securities and Exchange Commission
John A. Thain Richard P. Bernard, Esq. NYSE Group, Inc.
Catherine M. Clarkin, Esq. Sullivan & Cromwell LLP